Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables	[1]	¥ 89,544	¥ 88,621
Contract liabilities	[1]	¥ 4,838	¥ 3,834

[1]	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.